Notes Related to the Consolidated Statements of Financial Position - Schedule of Inventories (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Classes Of Inventories [Abstract]
Production inventory	€ 1,336	€ 104	€ 71
Laboratory inventory	59	72	74
Total inventory	€ 1,396	€ 176	€ 145